Stockholders' Equity - Common Stock - Narrative Information (Details) - USD ($)	1 Months Ended
	Jan. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 06, 2020
Class A Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		103,500	103,500
Common Stock, Shares, Outstanding		103,500
Common Stock subject to redemption		10,350,000	10,350,000
Common stock, shares issued		103,500	103,500
Common stock, shares outstanding		103,500	103,500
Common Stock, Closing Price per share			$ 12
Class B Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		2,587,500	2,587,500	2,156,250	2,156,250
Common Stock issued, Par Value					$ 0.012
Common Stock issued, Value					$ 25,000
Number of Common Shares, declared dividend	2,587,500
Common stock, shares outstanding		2,587,500	2,587,500	2,156,250
Conversion rate of Common Shares, Percentage			20.00%